ACQUISITIONS AND DISPOSITIONS - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Apr. 24, 2024 dispensary	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Acquisition [Line Items]
Measurement period adjustments			$ 150
Deferred and contingent consideration, short-term			2,486	$ 0
Deferred and contingent consideration, long-term			7,736	6,577
Interest income (expense)			(55,979)	(60,819)
(Loss) gain on disposal of assets			(683)	762
Disposal Group, Disposed of by Sale, Not Discontinued Operations | AFS Maryland Production Facility
Business Acquisition [Line Items]
Proceeds from sale of assets				3,300
(Loss) gain on disposal of assets				1,400
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Encanto Green Cross Dispensary
Business Acquisition [Line Items]
Proceeds from sale of assets				6,500
(Loss) gain on disposal of assets				(1,000)
Write down of assets				200
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment | Encanto Green Cross Dispensary
Business Acquisition [Line Items]
Write down of assets		$ 5,000
Keystone
Business Acquisition [Line Items]
Ownership interest (in percent)	100.00%
Number of businesses acquired | dispensary	2
Adjustments for acquisition and other non-core costs			800
Measurement period adjustments			100
Pro forma revenue			725,400
Pro forma net loss			60,600
Revenue			5,400
Net income			1,300
Deferred and contingent consideration, short-term			2,500
Reclassification of long-term deferred consideration to short-term			2,300
Interest income (expense)			(200)
Valley Agriceuticals, LLC
Business Acquisition [Line Items]
Deferred and contingent consideration, long-term			7,700	6,600
Reclassification of short-term deferred consideration to long-term			100	300
Interest income (expense)			$ (1,200)	1,200
Laurel Harvest Labs, LLC
Business Acquisition [Line Items]
Interest income (expense)				$ (800)